Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Operating lease revenues	$ 1,221,483	$ 1,426,947	$ 1,438,504
Finance lease revenues	111,864	107,889	105,288
Management fee revenues	19,479	0	0
Total revenues	1,352,826	1,534,836	1,543,792
Equipment trading revenues	59,512	48,637	95,998
Equipment trading expenses	(57,361)	(44,341)	(88,099)
Trading margin	2,151	4,296	7,899
Net gain (loss) on sale of leasing equipment	22,221	12,369	58,615
Operating expenses:
Depreciation and amortization	386,558	541,468	575,551
Direct operating expenses	62,314	66,389	101,552
Administrative expenses	107,311	91,201	88,839
Transaction and other costs	0	26,986	79,000
Provision (reversal) for doubtful accounts	3,606	(1,192)	(3,369)
Total operating expenses	559,789	724,852	841,573
Operating income (loss)	817,409	826,649	768,733
Other (income) expenses:
Interest and debt expense	263,495	259,941	240,838
Other (income) expense, net	50	(290)	(658)
Total other (income) expenses	263,545	259,651	240,180
Income (loss) before income taxes	553,864	566,998	528,553
Income tax expense (benefit)	45,480	48,803	54,464
Net income (loss)	508,384	518,195	474,089
Less: dividends on preferred shares	62,407	52,112	52,112
Net income (loss) attributable to shareholders	$ (445,977)	$ (466,083)	$ (421,977)